CONSOLIDATING FINANCIAL STATEMENTS - Statement of operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue
Metal sales	$ 3,303.0	$ 3,472.0
Cost of sales
Production cost of sales	1,757.4	1,983.8
Depreciation, depletion and amortization	819.4	855.0
Impairment, net of reversals	21.5	139.6
Total cost of sales	2,598.3	2,978.4
Gross profit (loss)	704.7	493.6
Other operating expense	129.6	209.3
Exploration and business development	106.0	94.3
General and administrative	132.6	143.7
Operating earnings (loss)	336.5	46.3
Other income (expense) - net	188.1	22.5
Equity in earnings (losses) of associate, joint ventures and intercompany investments	(1.3)	(1.2)
Finance income	13.5	7.5
Finance expense	(117.8)	(134.6)
Earnings (loss) before tax	419.0	(59.5)
Income tax recovery (expense) - net	23.2	(49.6)
Net earnings (loss)	442.2	(109.1)
Net earnings (loss) attributable to:
Non-controlling interest	(3.2)	(5.1)
Common shareholders	445.4	(104.0)
Total Guarantors
Revenue
Metal sales	1,955.6	2,082.9
Cost of sales
Production cost of sales	1,166.7	1,421.8
Depreciation, depletion and amortization	409.5	373.0
Impairment, net of reversals	164.4
Total cost of sales	1,740.6	1,794.8
Gross profit (loss)	215.0	288.1
Other operating expense	34.1	84.8
Exploration and business development	43.9	39.4
General and administrative	79.8	97.0
Operating earnings (loss)	57.2	66.9
Other income (expense) - net	(150.2)	98.2
Equity in earnings (losses) of associate, joint ventures and intercompany investments	519.8	(180.5)
Finance income	75.8	36.1
Finance expense	(124.1)	(130.9)
Earnings (loss) before tax	378.5	(110.2)
Income tax recovery (expense) - net	66.9	6.2
Net earnings (loss)	445.4	(104.0)
Net earnings (loss) attributable to:
Common shareholders	445.4	(104.0)
Kinross Gold Corp.
Revenue
Metal sales	1,945.9	2,036.4
Cost of sales
Production cost of sales	1,918.8	1,999.1
Depreciation, depletion and amortization	4.9	8.2
Total cost of sales	1,923.7	2,007.3
Gross profit (loss)	22.2	29.1
Other operating expense	3.4	7.5
Exploration and business development	21.8	20.9
General and administrative	75.1	93.0
Operating earnings (loss)	(78.1)	(92.3)
Other income (expense) - net	(127.9)	94.6
Equity in earnings (losses) of associate, joint ventures and intercompany investments	679.4	(44.4)
Finance income	50.6	25.8
Finance expense	(80.1)	(89.1)
Earnings (loss) before tax	443.9	(105.4)
Income tax recovery (expense) - net	1.5	1.4
Net earnings (loss)	445.4	(104.0)
Net earnings (loss) attributable to:
Common shareholders	445.4	(104.0)
Guarantor Subsidiaries
Revenue
Metal sales	1,781.1	1,699.8
Cost of sales
Production cost of sales	1,019.9	1,075.4
Depreciation, depletion and amortization	404.0	365.4
Impairment, net of reversals	164.4
Total cost of sales	1,588.3	1,440.8
Gross profit (loss)	192.8	259.0
Other operating expense	30.7	77.3
Exploration and business development	22.1	18.5
General and administrative	4.7	4.0
Operating earnings (loss)	135.3	159.2
Other income (expense) - net	(22.3)	3.6
Equity in earnings (losses) of associate, joint ventures and intercompany investments	232.9	36.6
Finance income	27.1	16.0
Finance expense	(45.9)	(47.5)
Earnings (loss) before tax	327.1	167.9
Income tax recovery (expense) - net	65.4	4.8
Net earnings (loss)	392.5	172.7
Net earnings (loss) attributable to:
Common shareholders	392.5	172.7
Guarantor Adjustments
Revenue
Metal sales	(1,771.4)	(1,653.3)
Cost of sales
Production cost of sales	(1,772.0)	(1,652.7)
Depreciation, depletion and amortization	0.6	(0.6)
Total cost of sales	(1,771.4)	(1,653.3)
Equity in earnings (losses) of associate, joint ventures and intercompany investments	(392.5)	(172.7)
Finance income	(1.9)	(5.7)
Finance expense	1.9	5.7
Earnings (loss) before tax	(392.5)	(172.7)
Net earnings (loss)	(392.5)	(172.7)
Net earnings (loss) attributable to:
Common shareholders	(392.5)	(172.7)
Non-guarantors
Revenue
Metal sales	1,347.4	1,389.1
Cost of sales
Production cost of sales	590.7	562.0
Depreciation, depletion and amortization	409.9	482.0
Impairment, net of reversals	(142.9)	139.6
Total cost of sales	857.7	1,183.6
Gross profit (loss)	489.7	205.5
Other operating expense	95.5	124.5
Exploration and business development	62.1	54.9
General and administrative	52.8	46.7
Operating earnings (loss)	279.3	(20.6)
Other income (expense) - net	654.4	234.2
Equity in earnings (losses) of associate, joint ventures and intercompany investments	(0.6)	(0.8)
Finance income	79.5	74.2
Finance expense	(135.5)	(106.5)
Earnings (loss) before tax	877.1	180.5
Income tax recovery (expense) - net	(43.7)	(55.8)
Net earnings (loss)	833.4	124.7
Net earnings (loss) attributable to:
Non-controlling interest	(3.2)	(5.1)
Common shareholders	836.6	129.8
Eliminations
Cost of sales
Other income (expense) - net	(316.1)	(309.9)
Equity in earnings (losses) of associate, joint ventures and intercompany investments	(520.5)	180.1
Finance income	(141.8)	(102.8)
Finance expense	141.8	102.8
Earnings (loss) before tax	(836.6)	(129.8)
Net earnings (loss)	(836.6)	(129.8)
Net earnings (loss) attributable to:
Common shareholders	$ (836.6)	$ (129.8)